                       SUPPLEMENT DATED FEBRUARY 19, 1997
                   TO THE PROSPECTUSES DATED JANUARY 2, 1997

                     MORGAN STANLEY FUND, INC. (THE "FUND")
                                 P.O. BOX 41826
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct parent of Morgan Stanley Asset Management Inc., the Fund's investment adviser. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 19, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997

                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY EQUITY GROWTH FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND

                               PORTFOLIOS OF THE

                     MORGAN STANLEY FUND, INC. (THE "FUND")
                                 P.O. BOX 41826
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group Inc. is the direct and indirect parent, respectively, of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP, the Fund's investment advisers. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP will be subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

    Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE